Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

December 5, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 269 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the fund listed in Exhibit A, the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 269 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 26, 2012.

If you have any questions, please contact Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Capital Growth Fund

Wells Fargo Advantage Disciplined US Core Fund
Wells Fargo Advantage Endeavor Select Fund

Wells Fargo Advantage Growth Fund

Wells Fargo Advantage Intrinsic Value Fund

Wells Fargo Advantage Large Cap Core Fund

Wells Fargo Advantage Large Cap Growth Fund

Wells Fargo Advantage Large Company Value Fund

Wells Fargo Advantage Omega Growth Fund

Wells Fargo Advantage Premier Large Company Growth Fund